COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2018
COMMITMENTS AND CONTINGENCIES
NOTE 8. COMMITMENTS AND CONTINGENCIES

The Company has several office leases for subsidiaries in China. Pursuant to the lease, lease payment shall be made as follows:

Leases	Period	Annual Lease amount
Office Lease A	June 2013 to June 2016	RMB 342,000 ($52,372)
Office Lease B	June 2016 to July 2017	RMB 416,275 ($61,104)
Office Lease C	December 2013 to December 2014	RMB 109,200 (17,742)
Office Lease D	February 2017 to February 2018	RMB 54,000 ($7,926)
Office Lease E	January 2017 to January 2018	RMB 54,000 ($7,926)
Office Lease F	January 2017 to June 2017	RMB 48,000 ($7,046)
Office Lease G	December 2016 to December 2017	RMB 48,000 ($7,046)

The Company discontinued all leases on September 30, 2017. For the years ended September 30, 2018, 2017 and 2016, rent expense related to the office leases amounted $0, $76,488, and $ 52,058 respectively.